Leases - Summary of Carrying Amounts of Lease Liabilities (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease Liabilities [Abstract]
At January 1	£ 645	£ 806
Re-measurement of liability	4	115
Accretion of interest	18	26	£ 21
Payments	(296)	(297)
Effect of foreign currency exchange differences		(5)
At December 31	371	645	£ 806
Current	207	278
Non-current	£ 164	£ 367